Debt - Text Details (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Aug. 05, 2024 EUR (€)	Jun. 13, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Euro Medium-Term Note program	€ 10,000
Change of control triggering event	101.00%			101.00%
Principal payments on current portion of long-term debt	€ 763	€ 754	€ 1,472
Weighted average
Disclosure of detailed information about borrowings [line items]
Average rate of interest	3.20%	2.90%		3.20%
Forward contracts
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 167				€ 65
Share-based compensation transactions | Forward contracts
Disclosure of detailed information about borrowings [line items]
Notional amount	142	€ 224
Amount of hedging instruments matured in period		125
Long-term incentive and employee stock purchases plans 2022 | Forward contracts
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 63
Amount of hedging instruments matured in period		481
Commercial Paper Programme
Disclosure of detailed information about borrowings [line items]
Notional amount | $				$ 2.5
Committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,000
Euro Medium-Term Note (EMTN)
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of bonds, notes and debentures	700	500
Notes and debentures issued	3,700	3,300
Purchase forward contracts
Disclosure of detailed information about borrowings [line items]
Notional amount	142	138
Purchase forward contracts | Within 1 year
Disclosure of detailed information about borrowings [line items]
Notional amount	77	61
Purchase forward contracts | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 65	77
Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal payments on current portion of long-term debt		€ 500
Bank borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Average rate of interest	9.30%	8.60%		9.30%